ACQUISITIONS AND DISPOSALS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Cash		443,765
Accounts receivable, net		159,848
Bills receivable		38,483
Amount due from the Group		61,472
Inventories		157,033
Prepaid expenses and other receivables		36,198
Property and equipment, net		7,751
Land use rights, net		19,015
Other assets		321
Accounts payable		(71,426)
Bank borrowings		(369,112)
Income taxes payable		(1,189)
Accrued expenses and other liabilities		(3,790)
Total		478,369
Cash consideration	(78,000)	(486,502)
Exchange reserve realized upon disposal		5,638
Transaction cost		1,937
Gain on disposal of subsidiaries		558